COST OF SALES - Disclosure of Detailed Information About Cost of Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Cost Of Sales [Abstract]
Consumables and materials	$ 112,620	$ 78,463
Labour costs	227,767	194,846
Energy	55,542	42,881
Maintenance	9,595	7,037
Assays and labwork	6,169	5,348
Insurance	4,875	3,351
Other costs	15,792	11,276
Production costs	432,360	343,201
Transportation and other selling costs	2,788	2,739
Workers participation costs	17,265	15,939
Environmental duties and royalties	11,063	5,835
Finished goods inventory changes	4,550	(2,304)
Other	3,661	675
Cost of Sales	$ 471,687	$ 366,085